Business acquisitions - Narrative (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 property	Dec. 01, 2021 USD ($)	Feb. 01, 2021 $ / shares shares
Disclosure of detailed information about business combination [Line Items]
Business combination, share conversion amount | shares	0.675				0.675
Number of mills acquired as of acquisition date			1
Number of plant properties acquired as of acquisition date			1
Number of particleboard plants acquired as of acquisition date			2
Increase (decrease) in goodwill | $		$ 21
Increase (decrease) in intangible assets other than goodwill | $		$ 21
Canada
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date			5
United States
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date			7
BELGIUM
Disclosure of detailed information about business combination [Line Items]
Number of mills acquired as of acquisition date			1
Norbord, Inc.
Disclosure of detailed information about business combination [Line Items]
Issuance of common shares | shares	54,484,188
Issue of equity, per share (in usd per share) | (per share)	$ 63.90				$ 81.94
Share issue related cost | $	$ 3,482
Angelina Forest
Disclosure of detailed information about business combination [Line Items]
Cash transferred | $				$ 311